Schedule of Operating Lease Liabilities (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Leases
2026		$ 2,257,152
2027		2,277,188
2028		1,439,231
Total lease payments		5,973,571
Less: imputed interest		(456,588)
Present value of operating lease liabilities		5,516,983	$ 4,940,161
Less: operating lease liabilities – non-current	$ 454,881	3,540,340	3,004,974
Operating lease liabilities – current	$ 253,969	$ 1,976,643	$ 1,935,187